The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen. (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 Number
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate estimated according to the scenario	5.5805
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate estimated according to the scenario	0.04847	0.05043
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Total effect on net financial result in R$ - gain/(loss) | R$	R$ (124,528)
Probable Scenario [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net currency exposure | R$	R$ 163,538
Currency rate	5.5805
Exchange rate estimated according to the scenario	5.6000
Differences between the rates	1.95%
Effect on net financial result R$ - gain/(loss) | R$	R$ (3,189)
Probable Scenario [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Net currency exposure | R$	R$ 49,324,813
Currency rate	0.04847
Exchange rate estimated according to the scenario	0.05093
Differences between the rates	(0.246%)
Effect on net financial result R$ - gain/(loss) | R$	R$ (121,339)